INCOME TAX (Tables)	6 Months Ended
Jun. 30, 2023
Income Tax
Disclosure of income tax benefit/(expense)

	06/30/2023	06/30/2022
Current income tax expense	1,611	(956)
Deferred income tax expense relating to origination and reversal of temporary differences	806	(767)
Income tax expense recognised in statement of profit or loss	2,417	(1,723)

Schedule of deferred taxes

	06/30/2023	06/30/2022
Deferred tax asset	1,050	252
Deferred tax liability	-	1,019

Disclosure of future profits

Entity	Previous	2020	2021	2022	Six months ended 06/30/2023	Total as of 06/30/2023
SEJO	-	-	10,907	4,224	-	15,131
Codere Online S.A.U. (Spain)	1,923	-	-	-	-	1,923
Codere Online Management Services LTD (Malta)	5,971	9,592	9,051	12,356	-	36,970
LIFO AenP (Mexico)	-	-	343	25,006	-	25,349
Codere Online Luxembourg, S.A.	-	-	-	-	-	-